UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: McAdams Wright Ragen, Inc.
Address:    925 Fourth Avenue, Suite 3900
            Seattle, WA 98104

                     Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michelle E. Heyne
Title:      Chief Compliance Officer
Phone:      (206) 664-8865

Signature, Place and Date of Signing:

        Michelle E. Heyne_          Seattle, WA       February 20, 2009
      -------------------           -----------       -----------------
            [Signature]       [City, State]                 [Date]

Report Type (Check only one.):

___ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

X_ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number          Name
      29-06910                      Ken Roberts Investment Management Inc.
      28-13411                      Envestnet Asset Management Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         94

Form 13F Information Table Value Total:         $70,852


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

NAME OF ISSUER                  TITLE  CUSIP        VALUE X1000  SHARES              INV.   OTHER   VOTING AUTH
                                OF                                                   DISC.  MGR
                                      CLASS
                                                                                                    SOLE     SHR        NONE
3M COMPANY                      COM    88579Y101            1485  25800              SOLE                             25800
ABB LTD SPONSORED ADR           COM    000375204             434  28940              SOLE                             28940
ABBOT LABORATORIES              COM    002824100             201   3766              SOLE                              3766
ABERDEEN ASIA PAC INC FD        COM    003009107             647 150527              SOLE
                                                                                                                     150527
AFLAC INC                       COM    001055102             210   4590              SOLE                              4590
ALASKA AIR GROUP INC            COM    011659109            1197  40925              SOLE                             40925
AMER INTL GROUP INC             COM    026874107              47  29840              SOLE                             29840
AMGEN INC                       COM    031162100             960  16630              SOLE                             16630
ANTARES PHARMA INC              COM    036642106              60 163000              SOLE                            163000
AVISTA CORP                     COM    05379B107            1794  92565              SOLE                             92565
BANNER CORP COM                 COM    06652V109             277  29470              SOLE                             29470
BARRICK GOLD CORP               COM    067901108             643  17475              SOLE                             17475
BERKSHIRE HATHAWAY INC CL B     COM    084670207             440    137              SOLE                               137
BOEING CO                       COM    097023105             640  14992              SOLE                             14992
BOSTON SCIENTIFIC CORP          COM    101137107             558  72063              SOLE                             72063
BP PLC SPON ADR REPR ORD        COM    055622104             331   7080              SOLE                              7080
BRIGGS & STRATTON CORP          COM    109043109             615  34980              SOLE                             34980
CANADIAN PACIFIC RAILWAY LTD    COM    13645T100             292   8700              SOLE                              8700
CASCADE FINL CORP               COM    147272108              98  18050              SOLE                             18050
CHEVRON CORP NEW                COM    166764100            1328  17959              SOLE                             17959
CHICAGO BRIDGE & IRON CO NV     COM    167250109             138  13750              SOLE                             13750
CISCO SYS INC                   COM    17275R102             253  15499              SOLE                             15499
CITIGROUP INC                   COM    172967101             242  36011              SOLE                             36011
COMCAST CORP NEW CL A           COM    20030N101            1756 104012              SOLE                            104012
CONCUR TECHNOLOGIES INC         COM    206708109             456  13885              SOLE                             13885
CONVERGYS CORP                  COM    212485106             446  69590              SOLE                             69590
CORNING INC                     COM    219350105             126  13200              SOLE                             13200
COSTCO WHOLESALE CORP           COM    22160K105             389   7417              SOLE                              7417
CRAFT BREWERS ALLIANCE INC      COM    224122101              62  51950              SOLE           51950
DEAN FOODS CO                   COM    242370104             289  16096              SOLE                             16096
DU PONT E I DE NEMOURS & CO     COM    263534109            1143  45185              SOLE                             45185
DURECT CORP COM                 COM    266605104              37  11000              SOLE                             11000
EXPEDITORS INTL WASH INC        COM    302130109            1935  58155              SOLE                             58155
EXXON MOBIL CORP                COM    30231G102             204   2561              SOLE                              2561
FORD MTR CO DEL                 COM    345370860              41  18000              SOLE                             18000
FORWARD AIR CORP                COM    349853101             779  32090              SOLE                             32090
GENERAL ELECTRIC CO             COM    369604103            1235  76218              SOLE                             76218
GLAXOSMITHKLINE PLC SPONS ADR   COM    37733W015            1035  27775              SOLE                             27775
GLOBAL INDS LTD                 COM    379336100             123  35200              SOLE                             35200
GRACO INC                       COM    384109104            1170  49315              SOLE                             49315
HERSHEY CO                      COM    427866108             656  18875              SOLE                             18875
HOME DEPOT INC                  COM    437076102            1215  52772              SOLE                             52772
INTEL CORP                      COM    458140100            2049 139801              SOLE                            139801
INTERNATIONAL ABSORBENTS INC    COM    45885E203             134  52584              SOLE           52584
INTL BUSINESS MACH              COM    459200101             292   3472              SOLE                              3472
INTL RECTIFIER CORP             COM    460254105             819  60645              SOLE                             60645
JOHNSON & JOHNSON               COM    478160104            2482  41481              SOLE                             41481
KIMBERLY CLARK CORP             COM    494368103            2427  46022              SOLE                             46022
KRAFT FOODS INC CL A            COM    40075N104             645  24005              SOLE                             24005
LML PAYMENT SYSTEMS INC         COM    50208P109              10  13500              SOLE                             13500
LSI CORP                        COM    502161102              36  11000              SOLE                             11000
M & T BANK CORP                 COM    55261F104            1174  20455              SOLE                             20455
MANITEX INTL INC                COM    563420108              72  70438              SOLE           70438
MICRON TECHNOLOGY               COM    595112103             150  56925              SOLE                             56925
MICROSOFT CORP                  COM    594918104            3960 203729              SOLE                            203729
MONTEREY GOURMET FOODS INC      COM    612570101              44  41865              SOLE           41865
MORGAN STANLEY ASIA PAC FD      COM    61744U106             695  64849              SOLE                             64849
MURPHY OIL CORP                 COM    626717102             531  11977              SOLE                             11977
NEW YORK COMM BANCORP           COM    649445103             445  37200              SOLE                             37200
NEWELL RUBBERMAID INC           COM    651229106             575  58750              SOLE                             58750
NEWMONT MNG CORP HLDG CO        COM    651639106             333   8190              SOLE                              8190
NOKIA CORP ADR                  COM    654902204             376  24120              SOLE                             24120
NORDSTROM INC                   COM    655664100             645  48430              SOLE                             48430
NUVEEN MUN VALUE FD             COM    670928100             111  12900              SOLE                             12900
PACCAR INC                      COM    693718108             820  28655              SOLE                             28655
PALL CORP                       COM    696429307             933  32800              SOLE                             32800
PEABODY ENERGY CORP             COM    704549104             442  19450              SOLE                             19450
PEPSICO INC                     COM    713448108            2147  39240              SOLE                             39240
PFIZER INC                      COM    717081103            2008 113396              SOLE                            113396
PLUM CREEK TIMER CO INC         COM    729251108             452  13000              SOLE                             13000
PNM RESOURCES INC               COM    69349H107             306  30400              SOLE                             30400
POTLATCH CORP NEW               COM    737630103             591  22705              SOLE                             22705
PUGET ENERGY INC NEW            COM    745310102            3122 114490              SOLE                            114490
ROYAL DUCH SHELL PLC SPON ADR   COM    780259107             613  11913              SOLE                             11913
SARA LEE CORP                   COM    801311103             593  60600              SOLE                             60600
SMUCKER J M CO NEW              COM    832696405             489  11280              SOLE                             11280
SPRINT NEXTEL CORP              COM    852061100             194 106251              SOLE                            106251
STABUCKS CORP                   COM    855244109            1046 110543              SOLE                            110543
SWISS HELVETIA FUND INC         COM    870875101             367  29511              SOLE                             29511
SYMANTEC CORP                   COM    871503108             359  26535              SOLE                             26535
SYSCO CORP                      COM    871829107             476  20766              SOLE                             20766
TALBOTS INC                     COM    874161102              36  15000              SOLE                             15000
TARGET CORP                     COM    87612E106             551  15965              SOLE                             15965
TEMPLETON GLOBAL INC FD INC     COM    880198106              96  12371              SOLE                             12371
TEVA PHARMACEUTICAL INDS LTD    COM    881624209             912  21425              SOLE                             21425
TIMKEN CO                       COM    887389104             483  24600              SOLE                             24600
US BANCORP DEL NEW              COM    902973304             936  37421              SOLE                             37421
VERIZON COMMUNICATIONS          COM    92343V104            1651  48705              SOLE                             48705
WASHINGTON FEDERAL INC          COM    938824109            2983 199412              SOLE                            199412
WELLS FARGO & CO NEW            COM    949746101             216   7334              SOLE                              7334
WEYERHAEUSER CO                 COM    962166104            1386  45270              SOLE                             45270
WHIRLPOOL CORP                  COM    963320106             918  22210              SOLE                             22210
PENN VA RESOURCE PARTNERS LP    COM    707884102             545  47900              SOLE                             47900
TEPPCO PARTNERS                 COM    872384102            1185  60570              SOLE                             60570
